ALLIANCE MONEY RESERVES


ALLIANCE CAPITAL



ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998                                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY+                                 YIELD         VALUE
-------------------------------------------------------------------------------
          COMMERCIAL PAPER-47.0%
          ALLIANZ OF AMERICA FINANCE CORP.
$11,300   9/09/98 (a)                                5.52%     $11,178,713
 19,950   9/28/98 (a)                                5.54       19,676,763
  8,500   8/14/98 (a)                                5.58        8,442,030
          ASSOCIATES CORP. OF NORTH AMERICA
 10,000   9/11/98                                    5.51        9,889,800
 13,600   8/26/98                                    5.56       13,482,375
          BAA PLC
 26,797   10/06/98                                   5.52       26,398,440
  9,351   9/08/98                                    5.53        9,251,887
          BANKERS TRUST NEW YORK
  6,000   9/15/98                                    5.52        5,930,080
  6,000   9/23/98                                    5.52        5,922,720
          BANQUE CAISSE D'EPARGNE
 25,000   9/11/98                                    5.51       24,724,500
  5,000   10/14/98                                   5.52        4,919,500
 25,000   11/30/98                                   5.52       24,417,333
          CAISSE D'AMORTISSEMENT
  3,000   7/10/98                                    5.60        2,995,800
          COMMONWEALTH BANK OF AUSTRALIA
 10,200   9/28/98                                    5.44       10,062,821
          CREGEM NORTH AMERICA, INC.
  8,000   12/28/98                                   5.48        7,780,800
          CS FIRST BOSTON
 25,000   9/22/98                                    5.53       24,681,257
  7,000   7/29/98                                    5.54        6,969,838
          FIRST CHICAGO FINANCIAL CORP.
  5,000   9/22/98                                    5.51        4,936,482
 50,000   9/23/98                                    5.51       49,357,167
          GE FINANCIAL ASSURANCE HOLDINGS
 15,000   9/08/98                                    5.52       14,841,300
          GENERAL ELECTRIC CAPITAL CORP.
 25,000   9/15/98                                    5.53       24,708,139
 15,000   5.62%, 11/17/98 FRN                        5.62       15,000,000
          GENERAL MOTORS ACCEPTANCE CORP.
 30,000   9/15/98                                    5.52       29,650,400
 20,000   9/02/98                                    5.53       19,806,450
          GENERALE BANK
  5,000   9/04/98                                    5.44        4,950,889
          GOVERNMENT DEVELOPMENT BANK OF
          PUERTO RICO
  8,000   7/22/98                                    5.52        7,974,240
          IMI FUNDING CORP. (USA)
 10,000   8/05/98                                    5.40        9,947,500
  1,081   9/04/98                                    5.47        1,070,324
  8,000   8/28/98                                    5.52        7,928,853
  5,000   7/20/98                                    5.70        4,984,958
          ING AMERICA INSURANCE HL
  5,000   12/21/98                                   5.52        4,867,367
  4,100   8/04/98                                    5.54        4,078,548
          NORWEST CORP.
 10,000   8/31/98                                    5.54        9,906,128
          SALOMON SMITH BARNEY
 10,000   8/26/98                                    5.52        9,914,133
 22,000   9/01/98                                    5.52       21,790,854
 10,000   9/08/98                                    5.52        9,894,200
  5,000   8/07/98                                    5.60        4,971,222
          SPECIAL PURPOSE ACCOUNTS RECEIVABLE
          COOPERATIVE CORP.
  5,000   9/02/98 (a)                                5.60        4,951,000
          SVENSKA HANDELSBANKEN
  5,000   8/28/98                                    5.52        4,955,533
          THAMES ASSET GLOBAL SECURITIZATION
 28,532   9/15/98 (a)                                5.54       28,198,302
          UNI FUNDING, INC.
 15,000   9/11/98                                    5.51       14,834,700
          VATTENFALL TREASURY, INC.
 17,737   8/31/98                                    5.52       17,571,100

          Total Commercial Paper
          (amortized cost $547,814,446)                        547,814,446


1


STATEMENT OF NET ASSETS (CONTINUED)                     ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY+                                 YIELD            VALUE
-------------------------------------------------------------------------------
          BANK OBLIGATIONS-13.8%
          ABBEY NATIONAL
$35,000   5.54%, 2/17/99 FRN                         5.60%     $34,987,186
          BAYERISCHE LANDESBANK
 10,000   5.53%, 3/23/99 FRN                         5.61        9,994,301
 25,000   5.63%, 10/02/98 FRN                        5.63       25,000,000
          DEUTSCHE BANK
 28,000   5.52%, 7/01/98 FRN                         5.52       28,000,000
          LASALLE NATIONAL BANK
 10,000   5.60%, 9/18/98                             5.60       10,000,000
 10,000   5.60%, 12/10/98                            5.60       10,000,000
  5,000   5.62%, 12/21/98                            5.62        5,000,000
          ROYAL BANK OF CANADA
 13,000   5.71%, 9/30/98 FRN                         5.71       13,000,000
          SMM TRUST
 15,000   5.66%, 12/14/98 FRN (a)                    5.66       15,000,000
 10,000   5.69%, 12/16/98 FRN (a)                    5.69       10,000,000

          Total Bank Obligations
          (amortized cost $160,981,487)                        160,981,487

          CERTIFICATES OF DEPOSIT-20.5%
          BANK OF MONTREAL
 19,000   5.87%, 8/31/98                             5.95       18,997,031
          BAYERISCHE LANDESBANK
 20,000   5.53%, 2/25/99 FRN                         5.61       19,989,972
          BAYERISCHE VEREINSBANK
 20,000   5.64%, 2/25/99                             5.64       20,000,000
          CANADIAN IMPERIAL BANK OF COMMERCE
 20,000   5.58%, 9/23/98                             5.58       20,000,000
          DEUTSCHE BANK
  8,000   5.67%, 2/26/99                             6.02        7,998,442
 10,000   5.70%, 3/05/99                             5.75        9,996,758
 13,000   5.95%, 10/21/98                            6.33       12,998,094
          DRESDNER BANK
 15,000   5.51%, 1/15/99                             5.67       14,985,042
          HESSISCHE LANDESBANK
 17,000   5.60%, 9/30/98                             5.60       17,000,000
          NATIONAL WESTMINSTER BANK
 23,000   5.65%, 3/03/99                             5.70       22,992,467
          NORDEUTSCHE LANDESBANK
 10,000   5.72%, 4/16/99                             5.77        9,996,208
          ROYAL BANK OF CANADA
  5,000   5.53%, 2/12/99                             5.70        4,991,870
          SWISS BANK
 12,000   5.66%, 3/04/99                             5.71       11,996,899
          TORONTO DOMINION BANK
 23,000   5.58%, 9/23/98                             5.58       23,000,000
 25,000   5.59%, 9/30/98                             5.59       25,000,000

          Total Certificates of Deposit
          (amortized cost $239,942,783)                        239,942,783

          CORPORATE OBLIGATIONS-9.8%
          ALLSTATE LIFE INSURANCE FUNDING AGREEMENT
 20,000   5.68%, 8/31/98 FRN (b)                     5.68       20,000,000
          GENERAL AMERICAN FUNDING CORP.
 26,000   5.85%, 7/10/98 FRN                         5.85       26,000,000
          MERRILL LYNCH & CO., INC.
 10,000   5.61%, 1/29/99 FRN                         5.61       10,000,000
 10,000   5.61%, 2/16/99 FRN                         5.61       10,000,000
 15,000   5.61%, 6/01/99 FRN                         5.61       15,000,000
 15,000   5.62%, 1/20/99 FRN                         5.62       15,000,000
  8,000   5.875%, 8/26/98                           5.875        8,000,000
          TRAVELERS LIFE FUNDING AGREEMENT
 10,000   5.66%, 10/21/98 FRN (b)                    5.66       10,000,000

          Total Corporate Obligations
          (amortized cost $114,000,000)                        114,000,000

          PROMISSORY NOTES-4.9%
          GOLDMAN SACHS GROUP LP
 27,000   5.63%, 10/13/98 (a)                        5.63       27,000,000
 23,000   5.66%, 11/24/98 (a)                        5.66       23,000,000
  7,000   5.67%, 8/07/98 (a)                         5.67        7,000,000

          Total Promissory Notes
          (amortized cost $57,000,000)                          57,000,000


2


                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)     SECURITY+                                 YIELD            VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT & AGENCY
          OBLIGATIONS-3.4%
          FEDERAL FARM CREDIT BANK
$10,000   5.41%, 8/03/98 FRN                         5.43%  $    9,999,575
          FEDERAL NATIONAL MORTGAGE ASSN.
 20,000   5.54%, 5/21/99 FRN                         5.62       19,986,223
 10,000   5.65%, 11/04/98                            5.74        9,997,162

          Total U.S. Government & Agency
          Obligations
          (amortized cost $39,982,960)                          39,982,960

          TOTAL INVESTMENTS-99.4%
          (amortized cost $1,159,721,676)                   $1,159,721,676
          Other assets less liabilities-0.6%                     6,625,262

          NET ASSETS-100%
          (offering and redemption price of $1.00 per
          share; 1,167,535,015 shares outstanding)          $1,166,346,938


+    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities amounted to $154,446,808, representing 13.2% of net assets.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $30,000,000, representing 2.6% of net assets. (see Note A to the financial statements).

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998                                ALLIANCE MONEY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $65,078,547

EXPENSES
  Advisory fee (Note B)                            $ 5,687,271
  Distribution assistance and administrative
    service (Note C)                                 4,014,104
  Transfer agency (Note B)                           1,056,971
  Registration fees                                    521,303
  Custodian fees                                       208,464
  Printing                                             109,959
  Audit and legal fees                                  27,109
  Trustees' fees                                        11,916
  Miscellaneous                                          5,883
  Total expenses                                       642,980
  Less: expense reimbursement                         (268,438)
  Net expenses                                                      11,374,542
  Net investment income                                             53,704,005

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                           1,898

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $53,705,903


See notes to financial statements.


4


STATEMENT OF CHANGES IN NET ASSETS                      ALLIANCE MONEY RESERVES
_______________________________________________________________________________

                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1998   JUNE 30, 1997
                                                --------------   --------------

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                            $53,704,005     $40,995,145
  Net realized gain on investment transactions           1,898           1,959
  Net increase in net assets from operations        53,705,903      40,997,104

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                            (53,704,005)    (40,995,145)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                            155,581,838     256,174,217
  Total increase                                   155,583,736     256,176,176

NET ASSETS
  Beginning of year                              1,010,763,202     754,587,026
  End of year                                   $1,166,346,938  $1,010,763,202


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998                                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1998, the reimbursement amounted to $268,438.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $486,886 for the year ended June 30, 1998.


NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $2,843,635. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $1,170,468, of which $137,000 was paid to the Adviser.


6


                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $1,188,077, of which $570,762 expires in 1999, $72,812 expires in 2001, $64,655 expires in 2002 and $479,848 expires in the year 2003.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1998, capital paid-in aggregated $1,167,535,015. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED       YEAR ENDED
                                                  JUNE 30,         JUNE 30,
                                                    1998             1997
                                               --------------    -------------
Shares sold                                    3,468,843,260     2,835,564,705
Shares issued on reinvestments of dividends       53,704,005        40,995,145
Shares redeemed                               (3,366,965,427)   (2,620,385,633)
Net increase                                     155,581,838       256,174,217


7


FINANCIAL HIGHLIGHTS                                    ALLIANCE MONEY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .047         .045         .047         .045         .025

LESS: DIVIDENDS
Dividends from net investment income           (.047)       (.045)       (.047)       (.045)       (.025)
Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.83%        4.64%        4.81%        4.50%        2.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $1,166       $1,011         $755       $2,510       $1,795
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.02%        1.06%        1.00%        1.04%        1.09%
  Net investment income (a)                     4.72%        4.55%        4.80%        4.53%        2.55%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


8


INDEPENDENT AUDITOR'S REPORT                            ALLIANCE MONEY RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MONEY RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Money Reserves Portfolio as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Money Reserves Portfolio as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


9


ALLIANCE MONEY RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 3 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MONAR